UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:   7/31/09

Item 1.  Reports to Stockholders.

ANNUAL REPORT

JULY 31, 2009

INVESTOR CLASS SHARES  (WADEX)

1-866-950-6WFG

www.wadefunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

September 15, 2009

Dear Shareholder,

When we decided to launch the Wade Core Destination Fund (WADEX), we had no idea that the Fund would open its doors amidst one of the worst global stock market and economic declines of the past 100 years. A mutual fund launch requires many months of preplanning to make it through the SEC approval process.  From the drawing board of 2007 to the official launch of WADEX in December of 2008, saying that the world was experiencing a “crisis” would be an understatement.

Having watched many mutual funds come and go during my 25 plus years experience in the investment industry, WADEX was introduced with an objective of stacking the odds in the shareholders’ favor.  This requires being “different” from a typical mutual fund.  By different, I mean that I agree with the mounds of academic research that make a compelling case that mutual funds that attempt to match or beat the “market” by essentially investing in the same combination of stocks that mimic the market, will likely lag the market after expenses are considered.  These are often called “closet index” funds.  While they may have fancy names and lots of hype, at the end of the day, the manager is most worried about how closely they compare to “Mr. Market.”

WADEX is not a fund that is easy to categorize nor does its composition look like the vast majority of other mutual funds.  This is by design and 100% on purpose.  WADEX is designed and managed towards the objectives of potentially capturing the positive returns that economic cycles present and, at the same time, potentially limiting the depth of losses inherent in bear markets.

As illustrated in this report, WADEX has slightly lagged the Lipper Balanced Index since the Fund’s inception.  The Lipper Balanced Index contains a host of mutual funds with varying “balanced objectives”.  Due to the highly flexible nature of WADEX, we expect that the Fund will experience time periods where the Fund may either lag or lead the Lipper Balanced Index, especially over short periods such as this shortened inaugural year for the Fund.

The environment at time of the Fund’s launch in December 2008 was troubling.  What happened next was even worse, with world financials markets continuing the downslide begun in the fall of 2008, culminating in a peak to trough loss for the S&P 500 index of -56.4% from 8/8/2007 to 3/9/2009. There were very few investment safe-havens as investors waited anxiously for the markets to stabilize.

Patience Is An Investment Virtue

During periods of rapid declines and severe market volatility, it is important not to lose sight of long-term investing goals. Many investors and professional money managers suffer from reacting to the greed and fear that drive human behavior.

Eating Your Own Cooking

Morningstar research indicates the vast majority of mutual fund managers have little or nothing invested in the funds they manage. While this seems counter intuitive, it is true. I believe in the concept of “eating your own cooking,” and I am the single largest shareholder of WADEX, with over $1 million invested in the fund.

Why Official Mutual Fund Reports Arrive So Late!

The inaugural year for WADEX requires that I write this annual report a number of months prior to when shareholders’ will ever read it.  In a world where the Internet rules and information travels across the globe at light speed, the legal reports provided to mutual fund shareholders travel at the pace of the 1800s.  While this is frustrating, it also has a positive side of the coin.

The reasons these reports take so long are that an independent accounting firm must audit the fund, and this shareholder letter must be reviewed by FINRA.  These added steps help to protect investors in an investment world where scam artists like Bernard Madoff are uncovered. Shareholders can be confident that WADEX strives to be in 100% compliance, at all times, with meeting all regulatory requirements that are in place for the benefit of WADEX shareholders.

For more information about the Wade Core Destination Fund, please visit our website at www.wadefunds.com.

We are grateful for your investment in WADEX and for your continued confidence in our company.

Sincerely,

Jerry B. Wade, CFP®, CFS

Chief Investment Officer

Disclosure:

Mutual Funds involve risk including loss of principal.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Wade Core Destination Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-866-950-6934. This prospectus should be read carefully before investing. The Wade Core Destination Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal values will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not guarantee of future results. The Funds’ investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until 11/30/2009, to ensure that the net annual fund operating expenses will not exceed 1.99% for Wade Core Destination Fund, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance current to the most recent month-end, please call toll-free 1-866-950-6934. 1107-NLD-9/24/09

Wade Core Destination Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2009

The Fund's performance figures* for the period ended July 31, 2009, as compared to its benchmark:

	Six Month	Since Inception**
Wade Core Destination Fund - Investor Class	15.99%	17.02%
Lipper Balanced Fund Index	17.77%	19.77%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-866-950-6934.

** Inception date is December 2, 2008

% of
Top Holdings by Industry	Net Assets
Sector/Specialty Funds	13.3%
Debt Funds	10.6%
Commodity Funds	8.3%
Emerging Market Funds	8.1%
International Funds	7.3%
Asset Allocation Funds	7.3%
Banks	6.4%
Diversified Financial Services	5.3%
Insurance	4.4%
Other, Cash & Cash Equivalents	29.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009
Shares				Value
	COMMON STOCK - 22.6%
	AEROSPACE/DEFENSE - 0.3%
300	United Technologies Corp.			$ 16,341

	AGRICULTURE - 0.8%
380	British American Tobacco PLC ADR			23,632
610	Philip Morris International, Inc.			28,426
				52,058
	BEVERAGES - 0.6%
350	Coca-Cola Co.			17,444
350	Diageo PLC ADR			21,833
				39,277
	COAL - 0.4%
1,060	Natural Resource Partners, LP			24,857

	COMPUTERS - 0.4%
1,640	EMC Corp *			24,698

	COSMETICS/PERSONAL CARE - 0.4%
460	Procter & Gamble Co.			25,535

	DISTRIBUTION/WHOLESALE - 0.3%
550	Genuine Parts Co.			19,481

	DIVERSIFIED FINANANCIAL SERVICES - 0.7%
1,020	Charles Schwab Corp.			18,227
960	Eaton Vance Corp.			27,475
				45,702
	ELECTRIC - 1.5%
470	Exelon Corp.			23,904
1,000	NRG Energy, Inc. *			27,210
1,770	Pike Electric Corp. *			18,638
760	Southern Co.			23,864
				93,616
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
760	Emerson Electric Co.			27,649

	ELECTRONICS - 0.3%
330	Itron, Inc. *			17,216

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares				Value
	ENTERTAINMENT - 0.4%
4,250	Lions Gate Entertainment Corp. *			$ 24,905

	ENVIRONMENTAL CONTROL - 0.7%
950	American Ecology Corp.			15,514
2,960	EnergySolutions, Inc.			25,486
				41,000
	FOOD - 0.7%
850	McCormick & Co., Inc.			27,387
820	Sysco Corp.			19,483
				46,870
	HEALTHCARE-PRODUCTS - 0.8%
300	Becton Dickinson and Co.			19,545
480	Johnson & Johnson			29,227
				48,772
	HEALTHCARE-SERVICES - 0.5%
570	DaVita, Inc. *			28,329

	INSURANCE - 4.4%
81	Berkshire Hathaway, Inc. Class B *			257,620
430	Chubb Corp.			19,857
				277,477
	MEDIA - 0.4%
1,760	Comcast Corp.			26,154

	MINING - 0.4%
600	Newmont Mining Corp.			24,810

	MISCELLANEOUS MANUFACTURING - 0.8%
350	Ameron International Corp.			26,082
270	Siemens AG ADR			21,460
				47,542
	OIL & GAS - 1.8%
380	BP PLC ADR			19,015
230	Chevron Corp.			15,978
480	Royal Dutch Shell PLC Class B ADR			25,214
1,040	Sunoco, Inc.			25,678
1,470	Valero Energy Corp.			26,460
				112,345

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares				Value
	OIL & GAS SERVICES - 0.7%
540	CARBO Ceramics, Inc.			$ 22,513
450	Lufkin Industries, Inc.			20,430
				42,943
	PHARMACEUTICALS - 1.8%
530	Abbott Laboratories			23,845
1,210	Bristol-Myers Squibb Co.			26,305
770	Cardinal Health, Inc.			25,641
540	Merck & Co., Inc.			16,205
450	Novartis AG ADR			20,529
				112,525
	REAL ESTATE - 0.4%
1,070	Brookfield Asset Management, Inc.			22,513

	RETAIL - 0.7%
340	McDonald's Corp.			18,720
570	Wal-Mart Stores, Inc.			28,432
				47,152
	SEMICONDUCTORS - 0.5%
1,100	Microchip Technology, Inc.			29,623

	TRANSPORTATION - 1.2%
1,060	International Shipholding Corp.			30,751
720	Overseas Shipholding Group, Inc.			24,732
340	Union Pacific Corp.			19,557
				75,040
	WATER - 0.3%
570	Veolia Environment ADR			19,614

	TOTAL COMMON STOCK ( Cost - $1,288,395)			1,414,044

	MUTUAL FUNDS - 21.6%
	CLOSED-END FUND - 1.0%
6,031	Van Kampen Dynamic Credit Opportunities Fund			60,310

	CONVERTIBLE SECURITIES FUND - 0.8%
4,343	Vanguard Convertible Securities Fund			49,557

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares				Value
	COMMODITY FUNDS - 9.1%
2,616	Direxion Commodity Trends Strategy Fund			$ 75,584
6,311	Direxion Financial Trends Strategy Fund *			187,764
5,800	Rydex Managed Futures Strategy Fund			155,835
6,054	Rydex Series - Long/Short Commodities Strategy Fund *			149,583
				568,766
	DEBT FUNDS - 4.7%
5,898	BlackRock International Bond Portfolio			62,045
4,176	Hussman Strategic Total Return Fund			49,942
10,616	T Rowe Price High Yield Fund			62,526
9,815	Vanguard Inflation-Protected Securities Fund			119,353
				293,866
	EMERGING MARKETS FUND - 1.0%
2,909	Matthews China Fund			65,418

	GROWTH FUNDS - 0.8%
3,875	Hussman Strategic Growth Fund			51,105

	INTERNATIONAL FUND - 4.2%
12,486	Matthews Asia Pacific Equity Income Fund			135,100
13,126	Oakmark International Small Cap Fund			130,607
				265,707

	TOTAL MUTUAL FUNDS ( Cost - $1,278,023)			1,354,729

	EXCHANGE TRADED FUNDS - 39.1%
	ASSET ALLOCATION FUND - 1.0%
2,900	WisdomTree Dreyfus Emerging Currency Fund *			62,060

	COMMODITY FUNDS - 4.7%
1,100	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *			31,328
3,250	iShares Silver Trust *			44,525
670	SPDR Gold Trust *			62,544
12,050	United States Natural Gas Fund LP *			154,842
				293,239
	DEBT FUNDS - 5.9%
1,530	iShares iBoxx $ High Yield Corporate Bond Fund			129,208
1,230	iShares iBoxx $ Investment Grade Corporate Bond Fund			128,486
1,110	ProShares UltraShort 20+ Year Treasury			54,834
2,680	SPDR Barclays Capital California Municipal Bond ETF			58,210
				370,738

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares				Value
	EMERGING MARKETS FUND - 7.1%
1,370	Claymore/AlphaShares China Small Cap Index ETF			$ 33,222
1,080	Market Vectors Brazil Small-Cap ETF *			36,612
2,150	PowerShares MENA Frontier Countries Portfolio *			28,380
4,430	Vanguard Emerging Markets ETF			156,335
4,430	WisdomTree Emerging Markets Equity Income Fund			191,332
				445,881
	INDEX FUNDS - 4.0%
2,280	iShares S&P SmallCap 600 Index Fund			111,401
3,560	Powershares QQQ			140,371
				251,772
	INTERNATIONAL FUND - 3.1%
3,890	iShares MSCI EAFE Index Fund			196,095

	SECTOR/SPECIALTY FUNDS - 13.3%
1,520	iShares S&P Global Nuclear Energy Index Fund			60,481
2,200	JPMorgan Alerian MLP Index ETN			55,132
1,350	Market Vectors Nuclear Energy ETF *			30,766
5,490	ProShares Short S&P 500			333,737
2,780	SPDR Dow Jones Wilshire International Real Estate ETF			87,709
4,460	SPDR KBW Regional Banking ETF			92,857
1,230	SPDR S&P Biotech ETF			67,945
800	SPDR S&P Metals & Mining ETF			31,712
2,090	Vanguard REIT ETF			71,792
				832,131

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $2,346,869)			2,451,916

Principal Amount		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 13.7%
	AGRICULTURE - 1.7%
$ 99,000	Reynolds American, Inc.	7.2500	6/1/2012	$ 105,433

	BANKS - 6.4%
57,000	Bank of America Corp.	5.3750	8/15/2011	58,881
20,000	GMAC, Inc.	5.8500	2/15/2010	18,585
55,000	GMAC, Inc.	6.0500	3/15/2010	50,560
78,000	GMAC, Inc.	7.0000	10/15/2011	60,548
121,000	GMAC, Inc.	7.7500	1/19/2010	119,543
99,000	Marshall & Ilsley Corp.	5.6260	8/17/2009	98,909
				407,026

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Principal Amount		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANANCIAL SERVICES - 4.6%
$ 101,000	Ford Motor Credit Co. LLC	5.7500	3/22/2010	$ 94,822
40,000	Ford Motor Credit Co. LLC	7.3750	10/28/2009	39,920
70,000	Jefferies Group, Inc.	7.7500	3/15/2012	72,562
60,000	Jefferies Group, Inc.	8.5000	7/15/2019	60,685
18,000	Textron Financial Corp.	6.0000	11/20/2009	18,109
				286,098
	RETAIL - 1.0%
60,000	Best Buy Co., Inc.	6.7500	7/15/2013	62,842

	TOTAL BONDS & NOTES ( Cost - $840,653)			861,399

Shares				Value
	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
76,041	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $76,041)			76,041

	TOTAL INVESTMENTS - 98.2% ( Cost - $5,829,981) (a)			$ 6,158,129
	OTHER ASSETS LESS OTHER LIABILITIES - 1.8%			112,484
	NET ASSETS - 100.0%			$ 6,270,613

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2009
ADR - American Depository Receipt
ETN - Exchange Traded Note
ETF - Exchange Traded Fund
MLP - Master Limited Partnership

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,860,268 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 418,826
		Unrealized depreciation:		(120,965)
		Net unrealized appreciation:		$ 297,861

See accompanying notes to financial statements.

Wade Core Destination Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2009

ASSETS
Investment securities:
At cost	$ 5,829,981
At value	$ 6,158,129
Receivable for securities sold	308,460
Dividends and interest receivable	13,903
Prepaid expenses and other assets	3,658
TOTAL ASSETS	6,484,150

LIABILITIES
Payable for securities purchased	181,880
Fees payable to other affiliates	9,787
Investment advisory fees payable	4,697
Accrued expenses and other liabilities	17,173
TOTAL LIABILITIES	213,537
NET ASSETS	$ 6,270,613

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 5,723,200
Accumulated net investment income	34,179
Accumulated net realized gain from security transactions	185,086
Net unrealized appreciation of investments	328,148
NET ASSETS	$ 6,270,613

Net Asset Value Per Share:
Investor Shares:
Net Assets	$ 6,270,613
Shares of beneficial interest outstanding	536,942

Net asset value, offering and redemption price per share (a)	$ 11.68

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Wade Core Destination Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2009 (a)

INVESTMENT INCOME
Dividends (net of $15 foreign tax witheld)	$ 71,485
Interest	23,270
TOTAL INVESTMENT INCOME	94,755

EXPENSES
Administrative services fees	35,204
Investment advisory fees	26,907
Legal fees	19,002
Transfer agent fees	17,288
Accounting services fees	16,109
Audit fees	15,102
Compliance officer fees	11,742
Offering cost fees	6,667
Custodian fees	5,118
Printing and postage expenses	4,645
Trustees' fees and expenses	4,284
Registration fees	1,182
Other expenses	2,013
TOTAL EXPENSES	165,263

Expenses reimbursed by the Advisor	(111,682)
NET EXPENSES	53,581

NET INVESTMENT INCOME	41,174

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	184,159
Distributions of realized gains from other investment companies	927
Net change in unrealized appreciation of investments	328,148
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	513,234

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 554,408

(a) The Wade Core Destination Fund commenced operations December 2, 2008.

See accompanying notes to financial statements.

Wade Core Destination Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2009 (a)
FROM OPERATIONS
Net investment income	$ 41,174
Net realized gain from security transactions	184,159
Distributions of realized gains from other investment companies	927
Net change in unrealized appreciation of investments	328,148
Net increase in net assets resulting from operations	554,408

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,995)
Net decrease in net assets from distributions to shareholders	(6,995)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,987,217
Net asset value of shares issued in
reinvestment of distributions to shareholders	6,995
Payments for shares redeemed	(271,012)
Net increase in net assets from shares of beneficial interest	5,723,200

TOTAL INCREASE IN NET ASSETS	6,270,613

NET ASSETS
Beginning of Period	-
End of Period *	$ 6,270,613
* Includes undistributed net investment income of:	$ 34,179

SHARE ACTIVITY
Shares Sold	563,962
Shares Reinvested	667
Shares Redeemed	(27,687)
536,942

(a) The Wade Core Destination Fund Investor shares commenced operations December 2, 2008.

See accompanying notes to financial statements.

Wade Core Destination Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

For the Period
Ended
July 31, 2009 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment gain (2,3)	0.11
Net realized and unrealized
gain on investments	1.59
Total from investment operations	1.70

Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$ 11.68

Total return (4,5)	17.02%

Net assets, end of period (000s)	$ 6,271

Ratio of gross expenses to average
net assets (6,7)	6.14%
Ratio of net expenses to average
net assets (6,7)	1.99%
Ratio of net investment income
to average net assets (3,7)	1.53%

Portfolio Turnover Rate (5)	117%

(1) The Wade Core Destination Fund Investor shares commenced operations on December 2, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares. Assumes reinvestment of all dividends and distributions.
(5) Not Annualized.
The ratios of expenses to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(7) Annualized.

See accompanying notes to financial statements.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

1.

ORGANIZATION

The Wade Core Destination Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to achieve total return.

The Fund currently offers Investor shares only.  Class C shares of the Fund are currently not available.  Investor shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	1,414,044	-	-	1,414,044
Mutual Funds	1,354,729	-	-	1,354,729
Exchange Traded Funds	2,451,916	-	-	2,451,916
Bonds & Notes	-	861,399	-	861,399
Money Market Funds	76,041	-	-	76,041
Total	5,296,730	861,399	-	6,158,129

                                                    The Fund did not hold any Level 3 securities during the period.

                                    *Refer to the Schedule of Investments for industry classifications.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

New Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM  (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidelines contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies.  With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s 2009 tax return.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended July 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $10,184,473 and $5,004,417, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Wade Financial Group, Inc. serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended July 31, 2009, the Fund incurred $26,907 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until November 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses, such as litigation) do not exceed 1.99% of the Fund’s average daily net assets for Investor Class shares.  During the period ended July 31, 2009 the Advisor waived or reimbursed fees totaling $111,682.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class are subsequently less than 1.99% of average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.99% of average daily net assets for the Investor Class shares.  If Fund Operating Expenses attributable to the Investor Class shares subsequently exceed 1.99% of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of July 31, 2009 there was $111,682 of fee waivers subject to recapture by the Advisor through July 31, 2012.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  Prior to April 1, 2009, the per quarter fee was $7,500.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.    Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

In addition the Fund reimbursed the Advisor during the period for certain fees in the amount of $15,000, that the Adviser had paid to GFS prior to the funds becoming operational.  These fees were associated with the offering of the Fund and include fees for drafting portions of the prospectus and SAI, drafting of all other registration documents and the initial registration of the Fund with the SEC including all follow up filings through the effective date of the Fund.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 per account.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended July 31, 2009 were $189.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2009, the Fund incurred expenses of $11,742 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended July 31, 2009, GemCom collected amounts totaling $3,030 for EDGAR and printing services performed.

5.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2009, the Fund assessed no redemption fees for the Investor Class.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is attributable to the tax deferral of losses on wash sales.

7.  SUBSEQUENT EVENT

Effective June 30, 2009, the Fund adopted FASB Statement of Financial Standards No. 165, “Subsequent Events,” which had no impact on the Fund’s net assets or operations, but required disclosure in the notes to financial statements at the date which subsequent events have been evaluated by management.  Management has evaluated subsequent events through September 29, 2009, the date the financial statements were issued.

Wade Core Destination Fund

EXPENSE EXAMPLES

July 31, 2009

As a shareholder of the Wade Core Destination Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Wade Core Destination Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 through July 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Wade Core Destination Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period 2/1/09 – 7/31/09*
Investor Class	$1,000.00	$1,159.90	$10.66

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period 2/1/09 – 7/31/09*
Investor Class	$1,000.00	$1,014.93	$9.94

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio 1.99%, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Wade Core Destination Fund

SUPPLEMENTAL INFORMATION

July 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

 Independent Trustees

Name, Address and Age	Position/ Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan ** Age: 65	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company).	49	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 59	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	49	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 55	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company).	49	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age: 45	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University since July 2009; Member, John P. Begley Endowed Chair in Accounting, Creighton University, 2002 – 2009; Auditing Standards Board, AICPA since 2008.	49	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Wade Core Destination Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex * Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 56	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	49	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 47	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	Treasurer Since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 50	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-866-950-6WFG to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-950-6WFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-950-6WFG.

INVESTMENT ADVISOR

Wade Financial Group, Inc.

5500 Wayzata Boulevard, Suite 190

Minneapolis, MN 55416

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $13,000

(b)

Audit-Related Fees

2009 – None

(c)

Tax Fees

2009- $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/8/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/09